                      OPPENHEIMER CAPITAL APPRECIATION FUND
                     Supplement dated November 24, 2006 to the
                Statement of Additional Information dated October 26, 2006

     This  supplement  amends the  Statement  of  Additional  Information  dated
October 26, 2006 and is in addition to any existing  supplements.  The Statement of Additional Information is revised as follows:

     The  first   section   entitled   "The   Distributor"   under  the  heading
"Distribution  and  Service  Plans" on page 45 is  deleted in its  entirety  and replaced with the following:

     The Distributor.  Under its General  Distributor's  Agreement with the Fund the  Distributor  acts as the Fund's  principal  underwriter  in the  continuous public  offering  of the Fund's  classes of shares.  The  Distributor  bears the expenses normally  attributable to sales,  including advertising and the cost of printing  and  mailing  prospectuses,  other than those  furnished  to  existing shareholders.  The  Distributor  is not  obligated to sell a specific  number of shares.

     The sales charges and concessions  paid to, or retained by, the Distributor from the sale of shares and the contingent  deferred  sales charges  retained by the  Distributor on the redemption of shares during the Fund's three most recent fiscal years are shown in the tables below.

------------------ ----------------------- -----------------------
                                             Class A Front-End
Fiscal Year         Aggregate Front-End        Sales Charges
Ended 8/31:           Sales Charges on          Retained by
                       Class A Shares           Distributor*
------------------ ----------------------- -----------------------
------------------ ----------------------- -----------------------
      2004               $8,609,333              $2,506,575
------------------ ----------------------- -----------------------
------------------ ----------------------- -----------------------
      2005               $9,283,998              $2,594,826
------------------ ----------------------- -----------------------
------------------ ----------------------- -----------------------
      2006               $7,220,395              $2,074,436
------------------ ----------------------- -----------------------
*Includes  amounts  retained by a  broker-dealer  that is an affiliate or a parent of the Distributor.

------------------ ----------------------- ---------------------- ------------------------ ------------------------
Fiscal Year         Concessions on Class   Concessions on Class   Concessions on Class C   Concessions on Class N
Ended 8/31:         A Shares Advanced by   B Shares Advanced by     Shares Advanced by       Shares Advanced by
                        Distributor*           Distributor*            Distributor*             Distributor*
------------------ ----------------------- ---------------------- ------------------------ ------------------------
------------------ ----------------------- ---------------------- ------------------------ ------------------------
      2004               $1,173,421             $5,971,705              $1,566,277                $732,141
------------------ ----------------------- ---------------------- ------------------------ ------------------------
------------------ ----------------------- ---------------------- ------------------------ ------------------------
      2005                $976,097              $4,464,534              $1,284,533                $537,358
------------------ ----------------------- ---------------------- ------------------------ ------------------------
------------------ ----------------------- ---------------------- ------------------------ ------------------------
      2006                $737,155              $3,430,016               $763,297                 $223,255
------------------ ----------------------- ---------------------- ------------------------ ------------------------
*The Distributor advances concession payments to financial intermediaries for certain sales of Class A shares and for sales of
Class B, Class C and Class N shares from its own resources at the time of sale.

------------------ ----------------------- ----------------------- ------------------------- -----------------------
Fiscal       Year    Class A Contingent      Class B Contingent       Class C Contingent       Class N Contingent
                       Deferred Sales          Deferred Sales                                    Deferred Sales
Ended 8/31:         Charges Retained by     Charges Retained by     Deferred Sales Charges    Charges Retained by
                        Distributor             Distributor        Retained by Distributor        Distributor
------------------ ----------------------- ----------------------- ------------------------- -----------------------
------------------ ----------------------- ----------------------- ------------------------- -----------------------
      2004                $78,402                $2,425,021                $105,674                 $115,630
------------------ ----------------------- ----------------------- ------------------------- -----------------------
------------------ ----------------------- ----------------------- ------------------------- -----------------------
      2005                $32,458                $2,448,819                $143,743                 $173,648
------------------ ----------------------- ----------------------- ------------------------- -----------------------
------------------ ----------------------- ----------------------- ------------------------- -----------------------
      2006                $36,741                $2,107,757                $87,941                  $117,877
------------------ ----------------------- ----------------------- ------------------------- -----------------------

November 24, 2006                                              PX0320.014